SUPPLEMENT DATED APRIL 1, 2026

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2025, AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2025, as amended to date, and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Fund

Carlos Gutierrez Mangas no longer serves as a portfolio manager to the Fund. To reflect this change, all references to Mr. Gutierrez Mangas are removed from the Summary Prospectus.

Please retain this supplement for future reference.